Other operating (expense) / income, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Loss from commodity derivative financial instrument	$ (6,842)	$ (15,990)	$ (8,320)
Gain / (loss) from disposal of other property items	3,718	(397)	2,198
Net (loss) / gain from fair value adjustment of investment property	(2,961)	(4,331)	1,077
Gain from disposal of farmland and other assets	0	0	2,064
Gain / (loss) from the sale of subsidiaries	0	10	(554)
Others	7,955	1,940	5,522
Other operating income, net	$ 1,870	$ (18,768)	$ 1,987